Expense Example {- Fidelity Advisor® Financial Services Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-33 - Fidelity Advisor® Financial Services Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Financial Services Fund-Class A
Expense Example:
1 year	$ 674
3 years	884
5 years	1,111
10 years	1,762
Fidelity Advisor Financial Services Fund-Class M
Expense Example:
1 year	476
3 years	742
5 years	1,028
10 years	1,841
Fidelity Advisor Financial Services Fund-Class C
Expense Example:
1 year	282
3 years	563
5 years	970
10 years	1,905
Fidelity Advisor Financial Services Fund- Class I
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798